Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2023
Property, plant and equipment.
Schedule of property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year ***	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations (note 27) ****/*****	266,110	—	885	—	—	—	266,995	478,602
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals*	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Effects of movement in exchange rates *****	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(47,003)
At December 31, 2022*****	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180

At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the period ***	38,285	13,634	1,044	2,573	3,429	305,181	364,146	88,794
Additions through business combinations (note 27) ***	5,576	—	—	—	—	—	5,576	—
Reclassification	119,159	67,095	6,422	(2,883)	84	(189,877)	—	—
Transfer from advance payments	41,889	980	1,924	—	—	16,266	61,059	—
Disposals*	(4,950)	(35,571)	—	(1,176)	(1,625)	—	(43,322)	(25,511)
Effects of movement in exchange rates	(732,553)	(5,911)	(24,319)	(6,403)	(8,335)	(129,350)	(906,871)	(123,332)
Reclassified to assets held for sale	(102,135)	—	—	—	—	—	(102,135)	—
At September 30, 2023	2,326,838	404,409	48,657	24,419	20,830	289,378	3,114,531	1,105,131

Accumulated depreciation and impairment
At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year**	268,999	54,152	315	5,800	4,610	—	333,876	88,615
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals*	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Effects of movement in exchange rates *****	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,221)
At December 31, 2022*****	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161

At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the period**	174,967	48,207	263	2,859	3,115	—	229,411	73,247
Net impairment	77,896	464	—	—	—	—	78,360	1,277
Disposals*	(4,034)	(34,506)	—	(1,168)	(1,520)	—	(41,228)	(14,315)
Effects of movement in exchange rates	(478,469)	1,871	(763)	(3,824)	(4,835)	—	(486,020)	(38,473)
Reclassified to assets held for sale	(80,996)	—	—	—	—	—	(80,996)	—
At September 30, 2023	1,250,690	75,068	1,333	19,304	13,769	—	1,360,164	221,897

Net book value
At December 31, 2022****	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	965,019
At September 30, 2023	1,076,148	329,341	47,324	5,115	7,061	289,378	1,754,367	883,234

*The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.

**The charge for the period does not agree to the charge in the condensed consolidated statement of loss and other comprehensive income/(loss) due to the indirect taxes benefit of $0.4 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***Includes net movements in assets relating to the decommissioning and site restoration provision.

****Includes subsequent asset acquisitions on business combination transactions.

*****re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.